Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents.
Cash at bank and in hand	$ 1,325	$ 1,411	$ 1,461
Short-term deposits	4,515	4,755	4,868
Cash and cash equivalents	5,840	6,166	6,329
Unsecured bank overdrafts	(203)	(183)	(291)
Cash and cash equivalents in the cash flow statement	$ 5,637	$ 5,983	$ 6,038	$ 7,546